Share Capital (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the years ended April 30, 2026, 2025 and 2024, including the fair value determined using the Black-Scholes option pricing model:

grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
August 3, 2024(1)	799,767	0.86(2)	Officers and employees	0.86(2)	0%	77%	3.68%	10 years	$0.7 million

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S.$

Summary of Changes in Stock Option

The changes in the stock options for the years ended April 30, 2026, 2025 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024 (outstanding)	1,521,367	7.17	3.47
Granted	799,767	1.22	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Expired	(571,458)	9.70	—
Forfeited	(78,750)	0.85	—
Balance, April 30, 2026 (outstanding)	1,277,717	3.80	4.29
Unvested	(317,736)	1.15	8.09
Exercisable, April 30, 2026	959,981	4.68	3.04

Summary of Options Outstanding

Details of the options outstanding as at April 30, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Exercisable
January 7, 2027	7.94	0.69	169,000	—	169,000
January 13, 2027	8.30	0.71	16,000	-	16,000
May 15, 2027	5.79	1.04	64,000	-	64,000
February 19, 2027(1)	5.21	0.81	7,265	-	7,265
February 19, 2028(1)	5.21	1.81	431,452	-	431,452
January 19, 2029(2)	1.88	2.73	60,000	7,778	52,222
January 4, 2033(3)	1.87	6.69	8,000	1,667	6,333
May 8, 2033(3)	1.87	7.03	4,000	1,167	2,833
June 11, 2033(3)	1.87	7.12	8,000	2,500	5,500
August 8, 2033(3)	1.87	7.28	4,000	1,417	2,583
November 13, 2033(3)	1.87	7.55	8,000	3,333	4,667
February 19, 2034(3)	1.87	7.81	8,000	3,833	4,167
August 2, 2034(4)	1.09	8.26	490,000	296,042	193,958
	3.80	4.29	1,277,717	317,736	959,981

(1)
Exercise price of U.S.$4.10. The figure in the table above is translated at the April 30, 2026 rate.
(2)
Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2026 rate.
(3)
Exercise price of U.S.$1.47. The figure in the table above is translated at the April 30, 2026 rate.
(4)
Exercise price of U.S.$0.86. The figure in the table above is translated at the April 30, 2026 rate.

Summary of Changes in Finder's Warrants

The changes in the finder’s warrants for the years ended April 30, 2026, 2025 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2025	186,761	17.02	1.62
Expired	(130,111)	21.36	—
Balance, April 30, 2026	56,650	1.27	2.61

Details of Finder's Warrants Outstanding

Details of the finder’s warrants outstanding as at April 30, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
December 8, 2028(1)	1.27	2.61	56,650

(1)
Exercise price of U.S.$1.00. The figure in the table above is translated at the April 30, 2026 rate.

Summarizes Activity Related to RSUs

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2026. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of April 30, 2026:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025	46,000	0
Granted	1,287,335	2.36
Exercised	(23,779)	0.70
Forfeited	(24,528)	0.15
Balance, April 30, 2026	1,285,028	2.35
Unvested	(1,272,250)	2.36
Vested and outstanding, April 30, 2026	12,778	0.71